Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

In preparing the consolidated financial statements as of and for the year ended December 31, 2017, the Company evaluated subsequent events for recognition and measurement purposes through March 19, 2018, the date the independent auditors’ report was originally issued and the audited consolidated financial statements were available for issuance.

After the original issuance of the consolidated financial statements and through April 23, 2018, the Company evaluated subsequent events and transactions that have occurred that may require disclosure in the accompanying consolidated financial statements through the issue date of these consolidated financial statements.

Senior Secured Revolving Loan Facility

On February 13, 2018, the Company amended the Revolver Agreement to increase the aggregate revolving commitments from $150,000,000 to $200,000,000 and incurred financing transaction costs of $175,000. Concurrent with the amendment to the Revolver Agreement, the aggregate principal amount of floor plan advances credit limit increased from $150,000,000 to $200,000,000.

Consummation of the Merger with Forum

On February 22, 2018, the Company consummated its Merger with Forum (as disclosed in Note 1—Nature of Business and Summary of Significant Accounting Policies/Merger) whereby all parties agreed to merge the companies and operate as a combined company that is named ConvergeOne Holdings, Inc. The Merger is being accounted for as a reverse recapitalization. The consideration issued to the Company’s security holders was comprised of shares and cash, and the Company will account for the transaction prospectively in the period in which it was consummated. The Company’s net income (loss) per share amounts will be retroactively restated to reflect the effect of the Merger when future periods are reported beginning with the first quarter of 2018. The retroactive restatement of net income (loss) per share has not been reflected in the accompanying historical audited financial statements.

There were a number of transactions contemplated by the Merger which took place shortly before, or on the closing date, and subsequently thereafter including the redemption of Forum shareholders, payment to the Company shareholders and issuance of new shares, infusion of equity capital from a private placement, and other matters. These transactions will be reflected in the Company’s financial statements for the first quarter of 2018.

Upon the Closing, Forum’s rights and units ceased trading, and ConvergeOne’s common stock and warrants began trading on the Nasdaq Capital Market (“Nasdaq”) under the symbols “CVON” and “CVONW,” respectively. Additionally, the Company’s Class A common stock and Class B common stock ceased to exist.

As of the closing date, entities affiliated with Clearlake beneficially owned approximately 54.7% of the combined company’s outstanding shares of common stock and the former Forum securityholders collectively beneficially owned approximately 8.8% of ConvergeOne’s outstanding shares. As a result, ConvergeOne is a “controlled company” within the meaning of the Nasdaq listing rules.

Arrow Systems Integration, Inc.

On March 1, 2018, the Company, through its subsidiary ConvergeOne, acquired Arrow Systems Integration, Inc. (“ASI”) for cash consideration of $30,655,000. The acquisition will be accounted for as a business combination with the purchase price allocated to the assets acquired and liabilities assumed based on the estimated fair values at the acquisition date as determined by the Company’s management, using information currently available and current assumptions as to projections of future events and operating performance, and consideration of market conditions. Any premium paid over the fair value of the net tangible and identified intangible assets acquired will result in goodwill. Due to the timing of the acquisition, the fair value of asset acquired and liabilities assumed has not yet been determined and therefore the acquisition accounting is not complete. The Company will include the preliminary purchase price allocation in the first quarter of 2018 and finalize the purchase price allocation as soon as practicable within the measurement period, but not later than one year following the acquisition date. The results of the acquisition will be included in the consolidated statements of income from the closing date forward.

Senior Secured Term Loan (unaudited)

On April 10, 2018, certain of ConvergeOne Holdings, Inc.’s subsidiaries, C1 Intermediate Corp. and C1 Holdings Corp. (f/k/a ConvergeOne Holdings Corp.) entered into a Term Loan Agreement (the “Term Loan Agreement”) with Credit Suisse AG, Cayman Islands Branch as the administrative agent and collateral agent. The Term Loan Agreement provides for senior secured term loans in the aggregate principal amount of $670,000,000 (the “Term Loans”). A portion of the proceeds of the Term Loans were used to repay the existing credit facilities including the outstanding indebtedness under the Revolver Agreement of $90,000,000 and to pay debt issuance costs. The remaining proceeds will be used for working capital needs and general corporate purposes. The Company incurred financing transaction costs of approximately $5,255,000 and an original issue discount of $3,700,000 related to the Term Loan Agreement.

The principal installments in the amount of $1,675,000 are due on the last business day of each quarter commencing September 30, 2018, with the remaining outstanding principal amount to be paid on its maturity date of April 10, 2025.

The Term Loan Agreement contains a number of significant restrictive covenants. Such restrictive covenants, among other things, restrict, subject to certain exceptions, our and our restricted subsidiaries’ ability to incur additional indebtedness and make guarantees; create liens on assets; pay dividends and distributions or repurchase their capital stock; make investments, loans and advances, including acquisitions; engage in mergers, consolidations, dissolutions or similar transactions; sell or otherwise dispose of assets, including sale and leaseback transactions; engage in certain transactions with affiliates; enter into certain restrictive agreements; make changes in the nature of their business, fiscal year and organizational documents; make prepayments or amend the terms of certain junior debt; and enter into certain hedging arrangements.

The Term Loan Agreement also contains certain customary representations and warranties, affirmative covenants and events of default, including the occurrence of a Change of Control, as defined in the Term Loan Agreement. If an event of default occurs, the lenders under the Term Loan Agreement will be entitled to take various actions, including the acceleration of amounts due under the Term Loan Agreement and actions permitted to be taken by a secured creditor.

The Term Loan Agreement requires the Company to prepay outstanding Term Loans, subject to certain exceptions, in amounts equal to the following: commencing with the year ending December 31, 2018, 50% of “excess cash flow” (which percentage steps down to 25% and 0% when we obtain certain consolidated total net leverage ratios), provided that any mandatory “excess cash flow” prepayment shall be at least $10 million; 100% of the net cash proceeds of all non-ordinary course asset sales or other dispositions of property (which percentage steps down to 50% when we obtain a certain consolidated total net leverage ratio); and 100% of the net cash proceeds of any incurrence of debt, other than debt permitted to be incurred or issued under the Term Loan Agreement.

The Company is permitted to voluntarily repay outstanding Term Loans at any time without premium or penalty unless such payment is made prior to October 10, 2018 in connection with a repricing transaction as described in the Term Loan Agreement, in which case the Company is required to pay a premium of 1% on the Term Loans so prepaid.

The Term Loans bear interest at 2.75% above the alternate base rate or 3.75% above the Eurodollar rate, as described in the Term Loan Agreement. Interest on the Eurodollar rate Term Loans is payable on the last day of the Interest Period, as defined in the Term Loan Agreement, and interest on alternate base rate Term Loans is payable on the last day of each quarter.

Senior Secured Revolving Loan Facility (unaudited)

On April 10, 2018, Intermediate, C1 Holdings Corp., certain of the Company’s subsidiaries and Wells Fargo entered into a Third Amendment to Revolving Loan Credit Agreement and revised certain definitions and restrictive covenants in such agreement to be consistent with the terms of the new Term Loan Agreement described above.

As of April 10, 2018, after the repayment of $90,000,000 as discussed above, no amounts were owed under the Revolving Loan Credit Agreement, the aggregate revolving commitment under this agreement was $200,000,000 and the aggregate principal amount of floor plan advances credit limit was $200,000,000. This agreement matures on June 20, 2022.

Tender Offer to Purchase Warrants for Cash (unaudited)

As of the closing of the Business Combination on February 22, 2018, there were a total of 8,936,250 warrants outstanding consisting of 8,624,999 Public Warrants issued and sold as part of the Units in Forum’s initial public offering (the “Forum IPO”) and 311,250 Placement Warrants issued and sold to Forum’s sponsor in a private placement consummated simultaneously with the Forum IPO. Each warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, beginning on April 12, 2018. Post-Business Combination, these warrants pertain to the purchase of ConvergeOne common stock and the terms and conditions remain the same.

On February 26, 2018, the Company initiated a public Offer to Purchase for cash up to 8,936,250 warrants at a price of $0.95 per warrant, net to the seller without interest and subject to certain conditions (the “Tender Offer”). On March 23, 2018, the Company increased the offer price to $1.20 per warrant and extended the Tender Offer period to April 13, 2018. On April 13, 2018, the Tender Offer period was extended to April 20, 2018.

The Tender Offer expired at 5:00 P.M., New York City time, on April 20, 2018, and a total of 7,581,439 warrants were validly tendered and not withdrawn pursuant to the Tender Offer as of such date. In accordance with the terms of the Tender Offer, the Company purchased all 7,581,439 validly tendered and not withdrawn warrants at a price equal to $1.20 per warrant for an aggregate purchase price of approximately $9,098,000.

Immediately following the closing of the Tender Offer there were 1,354,810 warrants outstanding consisting of 1,091,060 Public Warrants and 263,750 Placement Warrants.